Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Accrued Expenses
Marketing Funds Accruals	$ 2,768	$ 2,738	$ 1,294
Payroll and Payroll Tax Accruals	2,802	3,904	6,833
Accruals for Other Expenses	6,848	4,931	5,428
Total Accrued Expenses	$ 12,418	$ 11,573	$ 13,555